Property, plant and equipment - Schedule of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,411,418	$ 2,238,405	$ 2,435,899
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	1,308,777	2,087,376	2,290,531
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	73,161	121,078	105,113
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 29,480	$ 29,951	$ 40,255